Fees Summary	Dec. 22, 2025 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ (0)
Total Fee Amount	145.01
Total Transaction Valuation	1,050,000
Total Offset Amount	(0)
Net Fee	$ 145.01